FINANCIAL EXPENSES, NET - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Foreign currency exchange differences			$ 47
Interest on cash equivalents and restricted deposits	278	359	184
Operating lease income	195
Other	131	96
Total income	604	455	231
Bank commissions and others	51	38	19
Operating lease expenses		85
Foreign currency exchange differences	386	453	93
Total expenses	437	576	112
Total financial (expenses) Income, net	$ 167	$ (121)	$ 119